UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment |_|; Amendment Number:_________________
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Maple Row Management, Inc.
Address:  112 Rowayton Avenue
          Rowayton, CT 06853

13F File Number: 28-05487
                 --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Eric Blattman
Title: President
Phone: (203)854-5015
Signature, Place, and Date of Signing:

/s/  Eric Blattman           112 Rowayton Avenue,         May 11,2000
------------------           Rowayton
                             Connecticut 06853

--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:   $117.757 (thousands)

List of Other Included Managers:          None

                           Form 13F INFORMATION TABLE

                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS    SOLE    SHARED    NONE
------------------------------ --------------   -----      --------  -------  --- ---- -------   --------   -----    ------    ----
American Xtal Technology, Inc.     Common     030514103    1,806.53   55,800  SH   --    Yes       None      Sole      --       --
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Anadigics Inc.                     Common     032515108      561.00    8,500  SH   --    Yes       None      Sole      --       --
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Applied Films Corporation          Common     038197109    8,634.00  431,700  SH   --    Yes       None      Sole      --       --
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Applied Science and
 Technology Inc.                   Common     038236105    1,240.25   41,000  SH   --    Yes       None      Sole      --       --
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ASM International N.V.             Common     N07045102   19,615.60  676,400  SH   --    Yes       None      Sole      --       --
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Aspect Communications Inc.         Common     04523Q102    6,226.50  168,000  SH   --    Yes       None      Sole      --       --
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Cinar Corporation                  Common     171905300    1,110.63  143,307  SH   --    Yes       None      Sole      --       --
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Cohu Inc.                          Common     192576106    1,884.28   45,200  SH   --    Yes       None      Sole      --       --
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Coinstar Inc.                      Common     19259P300    5,543.08  439,600  SH   --    Yes       None      Sole      --       --
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Comdisco Inc.                      Common     200336105      353.00    8,000  SH   --    Yes       None      Sole      --       --
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Evolving Systems Inc.              Common     30049R100      686.85   72,300  SH   --    Yes       None      Sole      --       --
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FEI Co.                            Common     30241L109    1,125.00   37,500  SH   --    Yes       None      Sole      --       --
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General Semiconductor Inc.         Common     370787103    8,897.55  515,800  SH   --    Yes       None      Sole      --       --
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Integrated Silicon Solutions       Common     45812P107      360.54   12,300  SH   --    Yes       None      Sole      --       --
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JDA Software Group Inc.            Common     46612K108    2,167.43  148,200  SH   --    Yes       None      Sole      --       --
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Leapnet Inc.                       Common     521864108      330.00   55,000  SH   --    Yes       None      Sole      --       --
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Media 100 Inc.                     Common     58440W105    6,919.20  198,400  SH   --    Yes       None      Sole      --       --
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MEMC Electronic Materials Inc.     Common     552715104    7,470.40  371,200  SH   --    Yes       None      Sole      --       --
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Orckit Communications              Common     M7531S107    3,061.90   45,700  SH   --    Yes       None      Sole      --       --
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PCD Inc.                           Common     69318P106    1,014.30  193,200  SH   --    Yes       None      Sole      --       --
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Photronics Inc.                    Common     719405102    2,669.63   75,600  SH   --    Yes       None      Sole      --       --
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Pilot Network Services Inc.        Common     721596104   11,916.75  360,431  SH   --    Yes       None      Sole      --       --
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REMEC Inc.                         Common     759543101    1,974.55   39,100  SH   --    Yes       None      Sole      --       --
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Robotic Vision Systems Inc.        Common     771074101   13,478.40  842,400  SH   --    Yes       None      Sole      --       --
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Rudolph Technologies Inc.          Common     781270103    6,030.00  134,000  SH   --    Yes       None      Sole      --       --
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Titan Corp.                        Common     888266103    1,392.30   27,300  SH   --    Yes       None      Sole      --       --
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Xicor Inc                          Common     984903104    1,287.64   91,160  SH   --    Yes       None      Sole      --       --
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                                                         117,757.29